Organization and Reorganization - Comprehensive loss of the Group's VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Reorganization
Net loss	¥ (166,490)
Consolidated VIEs primary beneficiary
Organization and Reorganization
Net revenues	95,382	¥ 93,975	¥ 104,819
Net loss	¥ 19,775	¥ (30,565)	¥ (3,462)